POST-EMPLOYMENT BENEFITS - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Retirement benefit obligation	€ 89	€ 95
Other employee benefit liabilities	53	67
Total non-current employee benefit liabilities	€ 142	€ 162